Discontinued operations - Financial performance (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
(i) Financial performance
Revenues	€ 478,053	€ 834,901	[1]	€ 278,666	[1]
Other income	52,207	50,896	[1]	29,000	[1]
Total revenues and other income	530,260	885,797	[1]	307,666	[1]
Research and development expenses	(523,667)	(420,090)	[1]	(316,222)	[1]
Sales and marketing expenses	(66,468)	(24,577)	[1]	(4,146)	[1]
General and administrative expenses	(118,757)	(72,382)	[1]	(34,377)	[1]
Total operating expenses	(708,892)	(517,049)	[1]	(354,746)	[1]
Operating income/loss (-)	(178,632)	368,748	[1]	(47,080)	[1]
Other financial income	18,667	21,389	[1]	18,264	[1]
Other financial expenses	(152,844)	(59,968)	[1]	(2,602)	[1]
Net income	€ 5,565	€ 1,156	[1]	€ 2,981	[1]
Weighted average number of shares (in thousands of shares)	65,075	57,614		52,113
Fidelta d.o.o. (fee-for-service segment)
(i) Financial performance
Revenues	€ 16,140	€ 10,084		€ 10,170
Other income		8		9
Total revenues and other income	16,140	10,092		10,179
Research and development expenses	(7,685)	(7,229)		(6,653)
General and administrative expenses	(2,000)	(1,319)		(1,253)
Total operating expenses	(9,685)	(8,548)		(7,906)
Operating income/loss (-)	6,455	1,544		2,273
Other financial income	179	93		71
Other financial expenses	(176)	(102)		(135)
Income before tax	6,458	1,535		2,209
Income taxes	(893)	(379)		773
Net income	€ 5,565	€ 1,156		€ 2,981
Basic income per share from discontinued operations	€ 0.09	€ 0.02		€ 0.06
Diluted income per share from discontinued operations	€ 0.08	€ 0.02		€ 0.06
Weighted average number of shares (in thousands of shares)	65,075	57,614		52,113
Weighted average number of shares - Diluted (in thousands of shares)	67,572	60,112		53,922

[1]	The 2019 and 2018 comparatives have been restated to consider the impact of classifiying the Fidelta business as discontinued opearations in 2020.